Consolidated Balance Sheets € in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Current assets:
Cash and cash equivalents	$ 2,789	$ 3,547
Accounts receivables, net	792	879
Inventories, net	1,279	1,236
Other current assets	365	382
Total current assets	5,225	6,044
Non-current assets:
Other non-current assets	545	981
Property, plant and equipment, net	2,436	2,295
Identified intangible assets, net	4,467	5,863
Goodwill	8,857	8,866
Total non-current assets	16,305	18,005
Total assets	21,530	24,049
Current liabilities:
Accounts payable	999	1,146
Restructuring liabilities - current	60	74
Accrued liabilities	1,219	747
Short-term debt	1,107	751
Total current liabilities	3,385	2,718
Non-current liabilities:
Long-term debt	6,247	5,814
Restructuring liabilities	5	15
Deferred tax liabilities	450	701
Other non-current liabilities	753	1,085
Total non-current liabilities	7,455	7,615
Equity:
Non-controlling interests	185	189
Stockholders’ equity:
Preferred stock, par value €0.20 per share: Authorized: 645,754,500 (2017: 645,754,500 shares) Issued: none	0	0
Common stock, par value €0.20 per share: Authorized: 430,503,000 shares (2017: 430,503,000 shares) Issued and fully paid: 328,702,719 shares (2017: 346,002,862 shares)	67	71
Capital in excess of par value	15,460	15,960
Treasury shares, at cost: 35,913,021 shares (2017: 3,078,470 shares)	(3,238)	(342)
Accumulated other comprehensive income (loss)	123	177
Accumulated deficit	(1,907)	(2,339)
Total Stockholders’ equity	10,505	13,527
Total equity	10,690	13,716
Total liabilities and equity	$ 21,530	$ 24,049